Goodwill and intangible assets	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets

10. Goodwill and intangible assets

The following table presents the changes in goodwill for the year ended December 31, 2017 and three months ended March 31, 2018:

	As of December 31,	As of March 31,
	2017	2018
Opening balance	$1,069,408	$1,337,122
Goodwill relating to acquisitions consummated during the period	229,745	—
Impact of measurement period adjustments	(106)	(83)
Effect of exchange rate fluctuations	38,075	12
Closing balance	$1,337,122	$1,337,051

The total amount of goodwill deductible for tax purposes was $120,617 and $121,774 as of December 31, 2017 and March 31, 2018, respectively.

The Company’s intangible assets are as follows:

	As of December 31, 2017			As of March 31, 2018
	Gross carrying amount	Accumulated amortization & Impairment	Net	Gross carrying amount	Accumulated amortization & Impairment	Net
Customer-related intangible assets	$369,173	$293,029	$76,144	$367,640	$298,048	$69,592
Marketing-related intangible assets	52,443	$39,212	13,231	52,165	39,538	12,627
Technology-related intangible assets	54,189	28,278	25,911	55,101	32,135	22,966
Other intangible assets	3,081	2,314	$767	2,460	1,710	750
Intangible assets under development	15,537	—	$15,537	19,846	—	19,846
	494,423	362,833	$131,590	$497,212	$371,431	$125,781

Amortization expenses for intangible assets disclosed in the Consolidated Statements of Income under amortization of intangible assets for the three months ended March 31, 2017 and 2018 were $7,242 and $9,936, respectively.

Amortization expenses for technology-related, internally-developed intangible assets disclosed in the Consolidated Statements of Income under cost of revenue and selling, general and administrative expense for the three months ended March 31, 2017, and 2018 were $0, and $400 respectively.

10. Goodwill and intangible assets

The following table presents the changes in goodwill for the years ended December 31, 2016 and 2017:

	As of December 31,
	2016	2017
Opening balance	$1,038,346	$1,069,408
Goodwill relating to acquisitions consummated during the period	51,535	229,745
Goodwill relating to divestitures during the period	(2,226)	—
Impact of measurement period adjustments	(59)	(106)
Effect of exchange rate fluctuations	(18,188)	38,075
Closing balance	$1,069,408	$1,337,122

Goodwill has been allocated to the following reporting units, which represent different business units of the Company, as follows:

	As of December 31,
	2016	2017
India	$493,084	$735,596
China	58,139	60,171
Europe	36,584	41,775
Americas	48,713	57,021
IT services	432,888	442,559
	$1,069,408	$1,337,122

In the year ended December 31, 2017, in accordance with ASU 2011-08, the Company performed an assessment of qualitative factors to determine whether events or circumstances exist that may lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on such assessment, as at December 31, 2017, the Company concluded that it is not more likely than not that the fair values of all of the Company’s reporting units are less than their carrying amounts.

In the year ended December 31, 2016, in accordance with ASU 2011-08, the Company performed an assessment of qualitative factors to determine whether events or circumstances exist that may lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on its assessment, the Company concluded that it is not more likely than not that the fair value of any of the Company’s reporting units is less than its carrying amount other than its IT services reporting unit, primarily due to a decline in planned revenues. Accordingly, the Company performed a quantitative assessment of goodwill impairment for its IT services reporting unit. Based on such quantitative assessment, the Company concluded that no impairment is warranted for the year ended December 31, 2016 and that the fair value of its IT services reporting unit substantially exceeded its carrying value as of December 31, 2016.

10. Goodwill and intangible assets (Continued)

The total amount of the Company’s goodwill deductible for tax purposes is $39,032 and $120,617 as of December 31, 2016 and 2017, respectively.

The Company’s intangible assets acquired either individually or with a group of other assets or in a business combination are as follows:

	As of December 31, 2016			As of December 31, 2017
	Gross carrying amount	Accumulated amortization & Impairment	Net	Gross carrying amount	Accumulated amortization & Impairment	Net
Customer-related intangible assets	$312,041	$260,018	$52,023	$369,173	$293,029	$76,144
Marketing-related intangible assets	45,098	30,571	14,527	52,443	39,212	13,231
Technology-related intangible assets	26,116	21,026	5,090	54,189	28,278	25,911
Other intangible assets	2,875	2,466	409	3,081	2,314	767
Intangible assets under development	6,897	—	6,897	15,537	—	15,537
	$393,027	$314,081	$78,946	$494,423	$362,833	$131,590

Amortization expenses for intangible assets disclosed in the Consolidated Statements of Income under amortization of acquired intangible assets for the years ended December 31, 2015, 2016 and 2017 were $28,513, $27,183 and $36,412, respectively.

Amortization expenses for technology-related internally developed intangible assets disclosed in the consolidated statements of income under cost of revenue and selling, general and administrative expense for the years ended December 31, 2015, 2016 and 2017 were $0, $0 and $467, respectively.

 During the year ended December 31, 2017, the Company tested a customer-related intangible asset for recoverability as a result of the termination of a client contract. Based on the results of such testing, the Company recorded a $1,311 write-down to reduce the amount of the asset’s total carrying value. The Company used the income approach to determine the fair value of the intangible asset for the purpose of calculating the resulting charge. This write-down has been recorded in other operating (income) expenses, net in the consolidated statement of income. During the year ended December 31, 2017, the Company also recorded a write-down to a technology-related intangible asset as described in note 9.

During the year ended December 31, 2016, the Company tested an intangible software asset for recoverability as a result of a downward revision to the forecasted cash flows to be generated by the intangible asset. The Company previously recorded a charge to this asset in the third quarter of 2015. Based on the results of its testing, the Company determined that the carrying value of the intangible asset exceeded its estimated undiscounted cash flows by $10,324 and recorded an additional write-down to further reduce the carrying value by this amount. The Company used the income approach to determine the fair value of the intangible asset for the purpose of calculating the charge. This write-down had been recorded in other operating (income) expenses, net in the consolidated statement of income. During the year ended December 31, 2016, the Company also tested a customer-related intangible asset for recoverability as a result of the termination of a client contract. Based on results of such testing, the Company recorded an $871 write-down in the amount of the asset’s total carrying value. The Company used the income approach to determine the fair value of the intangible asset for the purpose of calculating the resulting charge. This write-down had been recorded in other operating (income) expenses, net in the consolidated statement of income.

10. Goodwill and intangible assets (Continued)

The estimated amortization schedule for the Company’s intangible assets for future periods is set out below:

For the year ending December 31:
2018	$38,569
2019	27,518
2020	26,831
2021	13,080
2022 and beyond	25,592
$131,590